Short-Term Investments	12 Months Ended
Dec. 31, 2013
Investments Schedule [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Held-to-maturity securities
—Fixed rate time deposits	222,701	127,023	20,983
—Floating rate time deposits	—	74,803	12,357
—Floating rate principal guaranteed investments	—	900,000	148,669

	222,701	1,101,826	182,009

The Company recorded interest income related to its short-term investments amounting to RMB12,961, RMB12,708 and RMB35,649 (US$5,889) for the years ended December 31, 2011, 2012 and 2013, respectively, in the consolidated statements of operations. There were no unrealized gains or losses as of December 31, 2011, 2012 and 2013.